Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on Impact on consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating costs
Cost of sales of goods, excluding depreciation and amortization	$ 393,888	$ 512,874	$ 613,381
Depreciation and amortization	(189,620)	(226,335)	(238,879)
Operating profit
Administrative expenses.	67,185	76,297	77,099
Operating expenses, net.	(2,690)	14,715	1,308
Operating profit (loss)	(81,274)	(58,013)	58,298
Other income (expense), net
Finance costs	37,822	42,173	38,422
Profit (loss) before income tax	(130,318)	(43,535)	27,033
Minera Yanacocha SRL and subsidiary [Member]
Operating costs
Cost of sales of goods, excluding depreciation and amortization	666,456	692,721	619,424
Operating profit
Administrative expenses.	1,227	1,744	2,783
Operating expenses, net.	34,322	35,987	76,155
Operating profit (loss)	(85,012)	5,968	(22,588)
Other income (expense), net
Finance costs	36,699	57,629	39,024
Profit (loss) before income tax	$ (112,431)	$ (30,329)	$ (52,220)